SUPPLEMENT DATED OCTOBER 17, 2001 TO

PROSPECTUS DATED MAY 1, 2001 FOR

CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VL SEPARATE ACCOUNT-D

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

All references to the underlying mutual fund below are replaced as follows:

Prior Fund Name	New Fund Name
Invesco VIF Blue Chip Growth Fund	Invesco VIF Growth Fund